                              UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM N-CSR


  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-06087

                     Salomon Brothers Series Funds Inc
             (Exact name of registrant as specified in charter)

                    125 Broad Street, New York, NY 10004
             (Address of principal executive offices) (Zip code)

                         Robert I. Frenkel, Esq.
                 Salomon Brothers Asset Management Inc
                        300 First Stamford Place
                           Stamford, CT 06902
                (Name and address of agent for service)

      Registrant's telephone number, including area code: (800) 725-6666

              Date of fiscal year end:  December 31
              Date of reporting period: December 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

                [INSERT SHAREHOLDER REPORT]

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

Letter from the Chairman

DEAR SHAREHOLDER,

After an extended period of uncertainty mottled by
questionable business practices and a faltering economy,
business and economic prospects have begun to look
more promising. The Fed's reduction of the federal
funds rate(i) appears to have had its intended result     [photo]
of encouraging economic growth. Evidence of sustainable   R. JAY GERKEN, CFA
economic improvement has emerged. Stronger retail         Chairman and President
sales, rising domestic consumption and increasing export activity contributed to a relatively robust annualized growth rate in gross domestic product
('GDP')(ii) during the third calendar quarter of 2003.
However, to forestall potential deflationary forces, the Fed indicated that it was likely to leave rates at prevailing low levels for the foreseeable future.

Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected fund performance.


INFORMATION ABOUT YOUR FUND

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. JAY GERKEN
-----------------------------
R. Jay Gerken, CFA
Chairman and President

January 5, 2004

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

Manager Overview

PERFORMANCE REVIEW

As of December 31, 2003, the seven-day current yield for Salomon Brothers Institutional Money Market Fund was 0.97% and its seven-day effective yield, which reflects compounding, was 0.98%. Yields include a full waiver of the management fee; the yields would have been lower had the management fee been included.

The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that the performance figures represent past performance, which is not a guarantee of future results, and yields will vary. In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ('FDIC') or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


                                  [Graphic]

           SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND YIELDS
                          AS OF DECEMBER 31, 2003
                                 (UNAUDITED)

                                                     Seven-Day        Seven-Day
                                                   Current Yield   Effective Yield
                                                   -------------   ---------------
Salomon Brothers Institutional Money Market Fund       0.97%            0.98%

ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. The fund's yields will vary.

Yields include a full waiver of the management fee, the yields would have been lower had the management fee been included. The seven-day effective yield is calculated simiarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ('FDIC') or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.


INTEREST RATES HIT 45-YEAR LOW

Short-term interest rates and yields of money market instruments declined during the fund's fiscal year ended December 31, 2003 as the Fed and the Bush Administration implemented measures to stimulate renewed economic growth.

When the fund's fiscal year began in January of 2003, views of the economy's prospects were mixed. U.S. corporations reined in capital spending as the effects of a declining stock market and corporate accounting scandals took their toll on investor confidence and business activity. Corporations remained cautious as it became clearer early in 2003 that the United States and its allies were likely to go to war in Iraq. In effect, the economy adopted a 'wait-and-see' attitude.

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

Even the Fed indicated in March that it could not adequately assess prevailing economic risks because of the geopolitical situation. As a result, the U.S. economy expanded sluggishly.

As major combat operations in Iraq wound down in the spring, consumers and businesses became increasingly optimistic. Improving sentiment was reinforced by legislation enacting federal tax cuts, including a reduction in taxes on capital gains and dividends. For its part, the Fed cut short-term interest rates by another 0.25% in late June, driving the federal funds rate to just 1%, its lowest level since the Eisenhower Administration. Money market yields continued to decline as well.

By the end of August, evidence of sustainable economic improvement began to emerge. Stronger retail sales, rising domestic consumption and increasing export activity contributed to an improvement in GDP during the third calendar quarter of 2003, which grew at a rate not seen in over two decades. However, to forestall potential deflationary forces, the Fed indicated that it was likely to leave rates at prevailing low levels for the foreseeable future, which it did through the end of the period in December.

ADJUSTING TO A NEW ECONOMIC CLIMATE

After the Fed reduced short-term interest rates in June, we reduced the fund's weighted average maturity to a relatively short position. This strategy reflected our belief that the June rate-cut was probably the last of the current cycle, and it was designed to help us capture higher yields if they became available. If rates were to rise, this approach would enable us to roll over proceeds from maturing securities into potentially higher yielding securities sooner. Indeed, as of the reporting period's end, we have begun to see a steeper yield curve,(iii) which suggests to us that the market may be anticipating higher short-term interest rates. Of course, we intend to continue to adjust our strategies as market conditions change.

Thank you for your investment in Salomon Brothers Institutional Money Market Fund. We appreciate that you have entrusted us to manage your money, and value our relationship with you.

Sincerely,

/s/ KEVIN KENNEDY
-----------------------------
Kevin Kennedy
Portfolio Manager
January 5, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2003 and are subject to change. Please refer to pages 4 through 5 for a list and percentage breakdown of the fund's holdings.

  (i) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

 (ii) Gross domestic product is a market value of goods and services produced by labor and property in a given country.

(iii) The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

Schedule of Investments
December 31, 2003

                                                                         YIELD TO
                                                                        MATURITY ON
   FACE                                                                   DATE OF     MATURITY
  AMOUNT                             SECURITY                            PURCHASE*     DATE**       VALUE
------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 12.8%
$1,000,000   Barclays Bank Plc..                                           1.10%      3/17/04     $1,000,041
 1,000,000   BNP Paribas..............................................     1.09       4/19/04      1,000,000
 1,000,000   HBOS Treasury Services Plc...............................     1.12       3/22/04      1,000,022
 1,000,000   Landesbank Hessen Thuringen..............................     1.10        3/4/04      1,000,018
                                                                                                 -----------
             TOTAL CERTIFICATES OF DEPOSIT (Cost  --  $4,000,081).....                             4,000,081
                                                                                                 -----------
COMMERCIAL PAPER  --  57.5%
 1,000,000   Brahms Funding Corp......................................     1.16       1/23/04        999,291
 1,000,000   Crown Point Capital Co...................................     1.12       2/13/04        998,662
 1,000,000   Fenway Funding LLC.......................................     1.17       1/22/04        999,318
 1,000,000   Foxboro Funding Ltd......................................     1.19       1/15/04        999,537
 1,000,000   KBC Finance Products International Ltd...................     1.10       2/19/04        998,503
 1,000,000   Mica Funding LLC.........................................     1.11        3/5/04        998,027
 1,000,000   Moat Funding LLC CE......................................     1.13        3/1/04        998,117
 1,000,000   Nyala Funding LLC........................................     1.16       2/18/04        998,453
 1,000,000   Perry Global Funding CE..................................     1.14       3/25/04        997,363
 1,000,000   Saint Germain Holdings Ltd...............................     1.11       2/12/04        998,705
 1,000,000   Santander Central Hispano Finance........................     1.11        4/1/04        997,219
 1,000,000   Scaldis Capital LLC CE...................................     1.16       5/12/04        995,783
 1,000,000   Sigma Finance Corp. VRDO.................................     1.09       7/15/04        999,866
 1,000,000   Special Purposes Accounts Receivable VRDO................     1.10        4/1/04      1,000,000
 1,000,000   Spintab Swedmortgage.....................................     1.12        4/7/04        996,996
 1,000,000   Stadshypotek Delaware Inc. CE............................     1.12       3/10/04        997,853
 1,000,000   Stanfield Victoria Funding LLC...........................     1.16       4/15/04        996,646
 1,000,000   Victory Receivables Corp.................................     1.13       2/12/04        998,682
                                                                                                 -----------
             TOTAL COMMERCIAL PAPER (Cost  --  $17,969,021)...........                            17,969,021
                                                                                                 -----------

MEDIUM TERM NOTES  --  16.0%
 3,000,000   Credit Suisse First Boston VRDO..........................     1.41       1/12/04      3,000,000
 1,000,000   Premier Asset Collection LLC VRDO+.......................     1.09        8/6/04        999,940
 1,000,000   Whistlejacket Capital Ltd. VRDO..........................     1.09       8/18/04        999,906
                                                                                                 -----------
             TOTAL MEDIUM TERM NOTES (Cost  --  $4,999,846)...........                             4,999,846
                                                                                                 -----------

                              SEE NOTES TO FINANCIAL STATEMENTS.
PAGE 4

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

December 31, 2003

                                                                         YIELD TO
                                                                        MATURITY ON
   FACE                                                                   DATE OF     MATURITY
  AMOUNT                             SECURITY                            PURCHASE*     DATE**       VALUE
------------------------------------------------------------------------------------------------------------
MUNICIPAL NOTES -- 9.6%
$1,000,000   Dade County, Florida Expressway Authority VRDO CE........     1.13%       1/2/04    $ 1,000,000
 1,000,000   New York State HFA Tribeca VRDO CE.......................     1.10        1/7/04      1,000,000
 1,000,000   New York State HFA Tribeca 39th Street Housing VRDO CE...     1.10        1/7/04      1,000,000
                                                                                                 -----------
             TOTAL MUNICIPAL NOTES (Cost  --  $3,000,000).............                             3,000,000
                                                                                                 -----------

REPURCHASE AGREEMENT  --  4.1%
 1,300,000   UBS Financial Services Inc., 0.98% due 1/2/04; Proceeds
              at maturity  --  $1,300,071; (Fully collateralized by
              Federal National Mortgage Association, 6.25% due
              2/17/11; Market value  --  $1,327,927)
              (Cost  --  $1,300,000)..................................                             1,300,000
                                                                                                 -----------
             TOTAL INVESTMENTS  --  100.0% (Cost  --  $31,268,948***).                           $31,268,948
                                                                                                 -----------
                                                                                                 -----------

---------

  * Yield to maturity on date of purchase, except in the case of Variable Rate Demand Obligations ('VRDO'), whose yields are determined on the date of last interest change.

 ** For Municipal Notes holdings, the maturity date presented is the date of the next interest rate change.

  + Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

*** Aggregate cost for Federal income tax purposes is substantially the same.

    Abbreviations used in this schedule:
    ------------------------------------
    CE   -- Credit Enhancement
    HFA  -- Housing Finance Authority
    VRDO -- Variable rate demand obligation

                     SEE NOTES TO FINANCIAL STATEMENTS.

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

Statement of Assets and Liabilities
December 31, 2003

ASSETS:
   Investments, at amortized cost...........................  $31,268,948
   Cash.....................................................       10,329
   Interest receivable......................................       12,684
                                                              -----------
   TOTAL ASSETS.............................................   31,291,961
                                                              -----------
LIABILITIES:
   Dividends payable........................................       12,465
   Administration fee payable...............................        1,515
   Accrued expenses.........................................       50,840
                                                              -----------
   TOTAL LIABILITIES........................................       64,820
                                                              -----------
TOTAL NET ASSETS............................................  $31,227,141
                                                              -----------
                                                              -----------
NET ASSETS:
   Par value of capital shares (equivalent to $1.00 per
    share on 31,228,838 shares of $0.001 par value capital
    stock outstanding)......................................  $    31,229
   Capital paid in excess of par value......................   31,197,609
   Overdistributed net investment income....................       (1,697)
                                                              -----------
TOTAL NET ASSETS............................................  $31,227,141
                                                              -----------
                                                              -----------
SHARES OUTSTANDING..........................................   31,228,838
                                                              -----------
                                                              -----------
NET ASSET VALUE.............................................        $1.00
                                                              -----------
                                                              -----------


Statement of Operations
For the Year Ended December 31, 2003

INVESTMENT INCOME:
   Interest.................................................  $812,111
                                                              --------
EXPENSES:
   Management fee (Note 2)..................................   125,286
   Administration fee (Note 2)..............................    31,322
   Audit and tax............................................    28,237
   Shareholders communications..............................    19,061
   Custody..................................................    17,363
   Legal....................................................    15,126
   Registration and filing fees.............................    12,261
   Directors' fees..........................................     4,118
   Shareholder servicing fees...............................     1,251
   Other....................................................     4,144
                                                              --------
   TOTAL EXPENSES...........................................   258,169
   Less: Management fee waiver and expense reimbursement
    (Note 2)................................................  (144,783)
                                                              --------
   NET EXPENSES.............................................   113,386
                                                              --------
NET INVESTMENT INCOME.......................................   698,725
                                                              --------
NET REALIZED GAIN FROM SECURITY TRANSACTIONS................     1,095
                                                              --------
INCREASE IN NET ASSETS FROM OPERATIONS......................  $699,820
                                                              --------
                                                              --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

Statements of Changes in Net Assets
For the Years Ended December 31, 2003

                                                                  2003           2002
-----------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income....................................  $    698,725   $  1,978,296
   Net realized gain........................................         1,095         11,743
                                                              ------------   ------------
   INCREASE IN NET ASSETS FROM OPERATIONS...................       699,820      1,990,039
                                                              ------------   ------------
DISTRIBUTION TO SHAREHOLDERS FROM:
   Net investment income....................................      (698,725)    (1,979,177)
   Net realized gains.......................................        (1,095)       (10,862)
                                                              ------------   ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................      (699,820)    (1,990,039)
                                                              ------------   ------------
FUND SHARE TRANSACTIONS (NOTE 3):
   Net proceeds from sales of shares........................    25,601,621     23,683,849
   Net asset value of shares issued for reinvestment of
    dividends...............................................       468,675      1,258,774
   Cost of shares reacquired................................   (92,061,481)   (44,641,717)
                                                              ------------   ------------
   DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS......   (65,991,185)   (19,699,094)
                                                              ------------   ------------
DECREASE IN NET ASSETS......................................   (65,991,185)   (19,699,094)
NET ASSETS:
   Beginning of year........................................    97,218,326    116,917,420
                                                              ------------   ------------
   END OF YEAR*.............................................  $ 31,227,141   $ 97,218,326
                                                              ------------   ------------
                                                              ------------   ------------
*Includes overdistributed net investment income of:.........       $(1,697)       $(1,697)
                                                              ------------   ------------
                                                              ------------   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

Notes to Financial Statements

Note 1. Organization and Significant Accounting Policies

Salomon Brothers Series Funds Inc ('Company') was incorporated in Maryland on April 17, 1990 as an open-end management investment company, and currently operates as a series company comprised of eleven funds, including the Salomon Brothers Institutional Money Market Fund ('Fund'). The financial statements and financial highlights for the other investment funds of the Company are reported in separate shareholder reports. The Fund's objective is to seek as high a level of current income as is consistent with liquidity and the stability of principal.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ('GAAP'). The preparation of financial statements in accordance with GAAP requires management to make estimates of certain reported amounts in the financial statements. Actual amounts could differ from those estimates.

(A) SECURITIES VALUATION. Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value and does not include recognition of any unrealized gains or losses.

(B) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(C) FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its income, including any net realized gains, to shareholders. Therefore, no Federal income tax or excise tax provision is required.

(D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends on the shares of the Fund are declared each business day to shareholders of record at twelve noon (New York time) on that day, and paid on the last business day of the month. Distributions of net realized gains to shareholders, if any, are declared annually and recorded on the ex-

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND
dividend date. Dividends and distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(E) EXPENSES. Direct expenses are charged to the Fund and general expenses of the Company are allocated to the Fund based on its relative average net assets for the period in which the expense was incurred.

(F) OTHER. Investment transactions are recorded as of the trade date. Interest income, including the accretion of discounts or the amortization of premiums, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis.

Note 2. Management Fee and Other Agreements

The Company retains Salomon Brothers Asset Management Inc ('SBAM'), an indirect wholly-owned subsidiary of Citigroup Inc. ('Citigroup'), to act as investment manager of the Fund, subject to the supervision by the Board of Directors of the Company. The management fee to SBAM is based on an annual rate of 0.20% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Under a voluntary agreement between SBAM and the Fund, SBAM has agreed to reduce or otherwise limit the expenses of the Fund (exclusive of taxes, interest, and extraordinary expenses, such as litigation and indemnification expenses), on an annualized basis to 0.18% of the Fund's average daily net assets. These waivers and/or reimbursements may be reduced or terminated at any time. For the year ended December 31, 2003, SBAM voluntarily waived all of its management fees amounting to $125,286. In addition, SBAM has agreed to reimburse expenses of $19,497.

Smith Barney Fund Management LLC ('SBFM'), another indirect wholly-owned subsidiary of Citigroup, acts as administrator for the Fund. The administration fee to SBFM is based on an annual rate of 0.05% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citigroup Global Markets Inc. ('CGM') (formerly known as Salomon Smith Barney Inc.), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

Note 3. Capital Stock

At December 31, 2003, the Company had 10,000,000,000 shares of authorized capital stock, par value $0.001 per share.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND
repurchased, are equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

Note 4. Portfolio Activity

The Fund invests in money market instruments maturing in 397 days or less. The Fund invests primarily in securities whose credit ratings are within the two highest ratings categories of two nationally recognized statistical rating organizations ('NRSROs') or, if rated by only one NRSRO, that NRSRO, or, if not rated, are believed by the investment manager to be of comparable quality.

Note 5. Income Tax Information and Distributions to Shareholders

The tax character of distributions paid during the year ended December 31 was:

                                                                2003        2002
                                                                ----        ----
Ordinary income.............................................  $699,820   $1,990,039
                                                              --------   ----------
                                                              --------   ----------

Note 6. Additional Information

The Fund has received the following information from Citigroup Asset Management ('CAM'), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the 'Revenue Guarantee Agreement'). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the 'Boards') were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

The Fund's transfer agent is PFPC Inc., which is not affiliated with CAM.

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

Financial Highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                                              CLASS A SHARES
                                                             -------------------------------------------------
                                                              2003      2002       2001      2000       1999
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year.........................   $1.000    $1.000     $1.000    $1.000     $1.000
                                                             -------   -------   --------   -------   --------
Net investment income......................................    0.011     0.018      0.041     0.063      0.051
Dividends from net investment income.......................   (0.011)   (0.018)    (0.041)   (0.063)    (0.051)
                                                             -------   -------   --------   -------   --------
Net asset value, end of year...............................   $1.000    $1.000     $1.000    $1.000     $1.000
                                                             -------   -------   --------   -------   --------
                                                             -------   -------   --------   -------   --------
Net assets, end of year (000s).............................  $31,227   $97,218   $116,917   $97,865   $119,231
Total return...............................................     1.1%      1.8%       4.1%      6.5%       5.2%

Ratios to average net assets:
   Expenses(1).............................................    0.18%     0.18%      0.18%     0.18%      0.17%
   Net investment income...................................    1.11%     1.80%      4.08%     6.27%      5.04%
Before waiver of management and administration fees and
 expenses absorbed by Salomon Brothers Asset Management
 Inc, as applicable, net investment income per share and
 expense ratio would have been:
   Net investment income per share.........................   $0.006    $0.016     $0.039    $0.061     $0.048
   Expense ratio...........................................    0.41%     0.37%      0.33%     0.34%      0.37%

---------

(1) The ratio of expenses to average net assets will not exceed 0.18%, as a result of a voluntary expense limitation, which may be discontinued at any time.

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

Report of Independent Auditors

TO THE BOARD OF DIRECTORS OF SALOMON BROTHERS SERIES FUNDS INC
AND SHAREHOLDERS OF SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Salomon Brothers Institutional Money Market Fund (one of the portfolios constituting Salomon Brothers Series Funds Inc and hereafter referred to as the 'Fund') at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 11, 2004

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

Additional Information (unaudited)

INFORMATION ABOUT DIRECTORS AND OFFICERS

    The business and affairs of the Salomon Brothers Series Funds Inc ('Company') are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about the Directors of the Company and is available by contacting the transfer agent at 1-800-446-1013.

                                                                  TERM OF                         NUMBER OF
                                                                  OFFICE*                        PORTFOLIOS
                                                                    AND          PRINCIPAL         IN FUND         OTHER
                                                POSITION(S)      LENGTH OF     OCCUPATION(S)       COMPLEX         BOARD
                                                 HELD WITH         TIME       DURING PAST FIVE    OVERSEEN      MEMBERSHIPS
NAME, ADDRESS AND AGE                             COMPANY         SERVED           YEARS         BY DIRECTOR  HELD BY DIRECTOR
---------------------                             -------         ------           -----         -----------  ----------------
NON-INTERESTED DIRECTORS:
Carol L. Colman                                  Director          Since     President, Colman       35             None
Colman Consulting Co.                                              1992        Consulting Co.
278 Hawley Road
North Salem, NY 10560
Age 58

Daniel P. Cronin                                 Director          Since     Associate General       32             None
Pfizer Inc.                                                        1994       Counsel, Pfizer
235 East 42nd Street                                                                Inc.
New York, NY 10017
Age 57

Leslie H. Gelb                                   Director          Since     President Emeritus      32        Director of 2
The Council on Foreign Relations                                   2002       and Senior Board                   registered
58 East 68th Street                                                             Fellow, The                      investment
New York, NY 10021                                                           Council on Foreign                  companies
Age 66                                                                           Relations;                      advised by
                                                                                 formerly,                       Advantage
                                                                             Columnist, Deputy                 Advisers, Inc.
                                                                               Editorial Page                  ('Advantage')
                                                                               Editor, Op-Ed
                                                                             Page, The New York
                                                                                   Times

William R. Hutchinson                            Director          Since       President, WR         42          Director,
535 N. Michigan                                                    2003         Hutchinson &                     Associated
Suite 1012                                                                    Associates Inc.;                   Banc-Corp.
Chicago, IL 60611                                                                Group Vice
Age 61                                                                       President, Mergers
                                                                             and Acquisitions,
                                                                              BP Amoco p.l.c.

Riordan Roett                                    Director          Since       Professor and         32        Director, The
The Johns Hopkins University                                       2002       Director, Latin                  Latin America
1710 Massachusetts Avenue NW                                                  American Studies                  Equity Fund,
Washington, DC 20036                                                          Program, Paul H.                      Inc.
Age 66                                                                        Nitze School of
                                                                                  Advanced
                                                                               International
                                                                             Studies, The Johns
                                                                             Hopkins University

Jeswald W. Salacuse                              Director          Since      Henry J. Braker        32        Director of 2
Tufts University -- The Fletcher School                            2002         Professor of                     registered
of Law & Diplomacy                                                            Commercial Law,                    investment
160 Packard Avenue                                                           and formerly Dean,                  companies
Medford, MA 02155                                                               The Fletcher                     advised by
Age 66                                                                        School of Law &                    Advantage
                                                                              Diplomacy, Tufts
                                                                                 University

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

                                                                  TERM OF                         NUMBER OF
                                                                  OFFICE*                        PORTFOLIOS
                                                                    AND          PRINCIPAL         IN FUND         OTHER
                                                POSITION(S)      LENGTH OF     OCCUPATION(S)       COMPLEX         BOARD
                                                 HELD WITH         TIME       DURING PAST FIVE    OVERSEEN      MEMBERSHIPS
NAME, ADDRESS AND AGE                             COMPANY         SERVED           YEARS         BY DIRECTOR  HELD BY DIRECTOR
---------------------                             -------         ------           -----         -----------  ----------------
INTERESTED DIRECTOR:
R. Jay Gerken, CFA**                           Chairman and        Since     Managing Director       221            None
Citigroup Asset Management ('CAM')               President         2002         of Citigroup
399 Park Avenue, 4th Floor                                                     Global Markets
New York, NY 10022                                                             Inc. ('CGM');
Age 52                                                                           Chairman,
                                                                               President and
                                                                              Chief Executive
                                                                              Officer of Smith
                                                                                Barney Fund
                                                                               Management LLC
                                                                                 ('SBFM'),
                                                                                 Travelers
                                                                                 Investment
                                                                               Adviser, Inc.
                                                                              ('TIA') and Citi
                                                                              Fund Management
                                                                               Inc. ('CFM');
                                                                               President and
                                                                              Chief Executive
                                                                             Officer of certain
                                                                                mutual funds
                                                                              associated with
                                                                               Citigroup Inc.
                                                                               ('Citigroup');
                                                                                 Formerly,
                                                                             Portfolio Manager
                                                                              of Smith Barney
                                                                             Allocation Series
                                                                             Inc. (from 1996 to
                                                                              2001) and Smith
                                                                             Barney Growth and
                                                                             Income Fund (from
                                                                               1996 to 2000)

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

                                                                  TERM OF                         NUMBER OF
                                                                  OFFICE*                        PORTFOLIOS
                                                                    AND          PRINCIPAL         IN FUND         OTHER
                                                POSITION(S)      LENGTH OF     OCCUPATION(S)       COMPLEX         BOARD
                                                 HELD WITH         TIME       DURING PAST FIVE    OVERSEEN      MEMBERSHIPS
NAME, ADDRESS AND AGE                             COMPANY         SERVED           YEARS         BY DIRECTOR  HELD BY DIRECTOR
---------------------                             -------         ------           -----         -----------  ----------------
OFFICERS:

Andrew B. Shoup                                Treasurer***        Since      Director of CAM;       N/A            N/A
CAM                                                                2004         Senior Vice
125 Broad Street, 10th Floor                                                   President and
New York, NY 10004                              Senior Vice        Since           Chief
Age 47                                         President and       2003        Administrative
                                                   Chief                     Officer of mutual
                                              Administrative                  funds associated
                                                  Officer                     with Citigroup;
                                                                                Treasurer of
                                                                               certain mutual
                                                                              funds associated
                                                                              with Citigroup;
                                                                                  Head of
                                                                               International
                                                                                   Funds
                                                                             Administration of
                                                                             CAM (from 2001 to
                                                                             2003); Director of
                                                                                Global Funds
                                                                             Administration of
                                                                             CAM (from 2000 to
                                                                               2001); Head of
                                                                               U.S. Citibank
                                                                                   Funds
                                                                             Administration of
                                                                             CAM (from 1998 to
                                                                                   2000)

Robert E. Amodeo                              Executive Vice       Since     Managing Director       N/A            N/A
CAM                                              President         1992       (since 2002) and
399 Park Avenue, 4th Floor                                                     Director (from
New York, NY 10022                                                            1999 to 2002) of
Age 36                                                                        Salomon Brothers
                                                                              Asset Management
                                                                              Inc ('SBAM') and
                                                                                 CGM; Vice
                                                                              President (from
                                                                              1992 to 1999) of
                                                                                SBAM and SSB

Charles K. Bardes                             Executive Vice       Since       Vice President        N/A            N/A
CAM                                              President         1998        (since 1997);
399 Park Avenue, 4th Floor                                                   formerly, employee
New York, NY 10022                                                            of SBAM and CGM
Age 42

James E. Craige, CFA                          Executive Vice       Since     Managing Director       N/A            N/A
CAM                                              President         1995       of CGM and SBAM
399 Park Avenue, 4th Floor                                                     since December
New York, NY 10022                                                           1998; Director of
Age 36                                                                       CGM and SBAM since
                                                                                January 1998

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

                                                                  TERM OF                         NUMBER OF
                                                                  OFFICE*                        PORTFOLIOS
                                                                    AND          PRINCIPAL         IN FUND         OTHER
                                                POSITION(S)      LENGTH OF     OCCUPATION(S)       COMPLEX         BOARD
                                                 HELD WITH         TIME       DURING PAST FIVE    OVERSEEN      MEMBERSHIPS
NAME, ADDRESS AND AGE                             COMPANY         SERVED           YEARS         BY DIRECTOR  HELD BY DIRECTOR
---------------------                             -------         ------           -----         -----------  ----------------
Thomas A. Croak                               Executive Vice       Since     Vice President of       N/A            N/A
CAM                                              President         1998             SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 42

John B. Cunningham, CFA                       Executive Vice       Since     Managing Director       N/A            N/A
CAM                                              President         1997           of SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 39

John G. Goode                                 Executive Vice       Since     Managing Director       N/A            N/A
CAM                                              President         2002           of SBAM
One Sansome Street, 36th Floor
San Francisco, CA 94104
Age 58

Peter J. Hable                                Executive Vice       Since     Managing Director       N/A            N/A
CAM                                              President         2002           of SBAM
One Sansome Street, 36th Floor
San Francisco, CA 94104
Age 44

Kevin Kennedy                                 Executive Vice       Since     Managing Director       N/A            N/A
CAM                                              President         1996           of SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 48

Roger M. Lavan, CFA                           Executive Vice       Since     Managing Director       N/A            N/A
CAM                                              President         1995           of SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 40

Maureen O'Callaghan                           Executive Vice       Since     Managing Director       N/A            N/A
CAM                                              President         1997        of SBAM (since
399 Park Avenue, 4th Floor                                                     January 2001);
New York, NY 10022                                                           Director and Vice
Age 40                                                                       President of SBAM
                                                                              (prior to 2001)

Beth A. Semmel, CFA                           Executive Vice       Since     Managing Director       N/A            N/A
CAM                                              President         1995       of CGM and SBAM
399 Park Avenue, 4th Floor                                                     since December
New York, NY 10022                                                           1998; Director of
Age 42                                                                       CGM and SBAM since
                                                                                January 1996

Peter J. Wilby, CFA                              President         Since     Managing Director       N/A            N/A
CAM                                                                2002       of CGM and SBAM
399 Park Avenue, 4th Floor
New York, NY 10022                            Executive Vice       1993-
Age 44                                           President         2002

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

                                                                  TERM OF                         NUMBER OF
                                                                  OFFICE*                        PORTFOLIOS
                                                                    AND          PRINCIPAL         IN FUND         OTHER
                                                POSITION(S)      LENGTH OF     OCCUPATION(S)       COMPLEX         BOARD
                                                 HELD WITH         TIME       DURING PAST FIVE    OVERSEEN      MEMBERSHIPS
NAME, ADDRESS AND AGE                             COMPANY         SERVED           YEARS         BY DIRECTOR  HELD BY DIRECTOR
---------------------                             -------         ------           -----         -----------  ----------------
George J. Williamson                          Executive Vice       Since     Managing Director       N/A            N/A
CAM                                              President         1998           of SBAM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 68

Andrew Beagley                                Vice President       Since      Director of CGM        N/A            N/A
CAM                                              and Chief         2002        (since 2000);
399 Park Avenue, 4th Floor                      Anti-Money                      Director of
New York, NY 10022                              Laundering                   Compliance, North
Age 40                                          Compliance                      America, CAM
                                                  Officer                      (since 2000);
                                                                              Chief Anti-Money
                                                                                 Laundering
                                                                             Compliance Officer
                                                                             and Vice President
                                                                             of certain mutual
                                                                              funds associated
                                                                              with Citigroup;
                                                                                Director of
                                                                                Compliance,
                                                                             Europe, the Middle
                                                                              East and Africa,
                                                                              Citigroup Asset
                                                                              Management (from
                                                                               1999 to 2000);
                                                                                 Compliance
                                                                              Officer, Salomon
                                                                               Brothers Asset
                                                                                 Management
                                                                               Limited, Smith
                                                                               Barney Global
                                                                             Capital Management
                                                                               Inc., Salomon
                                                                               Brothers Asset
                                                                              Management Asia
                                                                              Pacific Limited
                                                                               (from 1997 to
                                                                                   1999)

Frances M. Guggino                              Controller         Since     Vice President of       N/A            N/A
CAM                                                                2002      CGM; Controller of
125 Broad Street, 10th Floor                                                   certain mutual
New York, NY 10004                                                            funds associated
Age 45                                                                         with Citigroup

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

                                                                  TERM OF                         NUMBER OF
                                                                  OFFICE*                        PORTFOLIOS
                                                                    AND          PRINCIPAL         IN FUND         OTHER
                                                POSITION(S)      LENGTH OF     OCCUPATION(S)       COMPLEX         BOARD
                                                 HELD WITH         TIME       DURING PAST FIVE    OVERSEEN      MEMBERSHIPS
NAME, ADDRESS AND AGE                             COMPANY         SERVED           YEARS         BY DIRECTOR  HELD BY DIRECTOR
---------------------                             -------         ------           -----         -----------  ----------------
Robert I. Frenkel                              Secretary and       Since     Managing Director       N/A            N/A
CAM                                             Chief Legal        2003         and General
300 First Stamford Place, 4th Floor               Officer                    Counsel of Global
Stamford, CT 06902                                                            Mutual Funds for
Age 48                                                                          CAM and its
                                                                             predecessor (since
                                                                              1994); Secretary
                                                                             of CFM; Secretary
                                                                              and Chief Legal
                                                                             Officer of mutual
                                                                              funds associated
                                                                               with Citigroup


  * Directors are elected until the Investment Company's next annual meeting and until their successors are elected and qualified. Officers are elected or appointed by Directors and hold office until they resign, are removed or are otherwise disqualified to serve.
 ** Mr. Gerken is an 'interested person' of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.
*** Elected Treasurer as of January 20, 2004.

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

Directors

CAROL L. COLMAN

DANIEL P. CRONIN

LESLIE H. GELB

R. JAY GERKEN, CFA
    Chairman

WILLIAM R. HUTCHINSON

RIORDAN ROETT

JESWALD W. SALACUSE



Officers

R. JAY GERKEN, CFA
    President

ANDREW B. SHOUP*
    Senior Vice President,
    Chief Administrative Officer
    and Treasurer

CHARLES K. BARDES
    Executive Vice President

JAMES E. CRAIGE, CFA
    Executive Vice President

THOMAS A. CROAK
    Executive Vice President

JOHN B. CUNNINGHAM, CFA
    Executive Vice President

KEVIN KENNEDY
    Executive Vice President

BETH A. SEMMEL, CFA
    Executive Vice President

PETER J. WILBY, CFA
    Executive Vice President

GEORGE J. WILLIAMSON
    Executive Vice President

ANDREW BEAGLEY
    Vice President and Chief Anti-Money
    Laundering Compliance Officer

FRANCES M. GUGGINO
    Controller

ROBERT I. FRENKEL
    Secretary and
    Chief Legal Officer

---------
* Elected Treasurer as of January 20, 2004.

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

SALOMON        BROTHERS        INSTITUTIONAL       MONEY       MARKET       FUND

Salomon Brothers Institutional Money Market Fund

    125 Broad Street
    10th Floor, MF-2
    New York, New York 10004
    1-800-347-6028

INVESTMENT MANAGER
    Salomon Brothers Asset Management Inc
    399 Park Avenue
    New York, New York 10022

DISTRIBUTOR
    Citigroup Global Markets Inc.
    388 Greenwich Street
    New York, New York 10013

CUSTODIAN
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

DIVIDEND DISBURSING AND TRANSFER AGENT
    PFPC Inc.
    P.O. Box 9699
    Providence, Rhode Island 02940-9699

LEGAL COUNSEL
    Simpson Thacher & Bartlett LLP
    425 Lexington Avenue
    New York, New York 10017

INDEPENDENT AUDITORS
    PricewaterhouseCoopers LLP
    1177 Avenue of the Americas
    New York, New York 10036



Salomon Brothers Institutional Investment Series*

Salomon Brothers Institutional
High Yield Bond Fund

The High Yield Bond Fund's investment objective is to maximize total return. The Fund seeks to achieve its objective by investing primarily in a portfolio of high yield fixed-income securities, commonly known as 'junk bonds', that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services. High Yield bonds generally entail increased credit and market risks, including a loss of your principal investment.

Salomon Brothers Institutional
Emerging Markets Debt Fund

The Emerging Markets Debt Fund's objective is to maximize total return. The Fund seeks to achieve its objective by investing at least 80% of its total assets in debt securities of government, government-related and corporate issuers in emerging market countries. Securities of foreign companies and governments, including emerging markets, involve risks beyond those of domestic investments.

--------------------------------------------------------------------------------
* For more complete information about Salomon Brothers Institutional Investment Series, you may obtain a Prospectus by calling 1-800-725-6666. Please read the prospectus carefully before you invest or send money.

  This report is submitted for the general information of the shareholders of Salomon Brothers Institutional Money Market Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

PFPC Inc.
P.O. Box 9699
Providence, Rhode Island 02940-9699


  FIRST-CLASS
 U.S. POSTAGE
    PAID
NORTH READING,
  PERMIT NO.
    105



INSTMMANN 12/03
        04-6100

Salomon Brothers
Institutional
Money Market Fund


Annual Report


DECEMBER 31, 2003



SALOMON
BROTHERS

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that William R. Hutchinson, a Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Hutchinson as the Audit Committee's financial expert. Mr. Hutchinson is an "independent" Director pursuant to paragraph
         (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    (a) Audit Fees for Salomon Brothers Series Funds Inc were $365,250 and $327,000 for the years ended 12/31/03 and 12/31/02, respectively. These amounts represent aggregate fees paid to the Accountant in connection with the annual audit of the Salomon Brothers Series Funds Inc financial statements and for services normally provided by the Accountant in connection with the statutory and regulatory filings.

    (b) Audit-Related Fees for Salomon Brothers Series Funds Inc of $0 and $0 for the years ended 12/31/03 and 12/31/02.

         In addition, there were no Audit-Related Fees billed in the years ended 12/31/03 and 12/31/02 for assurance and related services by the Accountant to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Salomon Brothers Series Funds Inc ("service affiliates"), required pre-approval by the Audit Committee for the period May 6, 2003 to December 31, 2003 (prior to May 6, 2003 services provided by the Accountant were not required to be pre-approved).

    (c) Tax Fees for Salomon Brothers Series Funds Inc of $40,500 and $44,000 for the years ended 12/31/03 and 12/31/02. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Salomon Brothers Series Funds Inc.

         There were no fees billed for tax services by the Accountants to service affiliates for the period May 6, 2003 through December 31, 2003 that required pre-approval by the Audit Committee.

    (d) There were no All Other Fees for Salomon Brothers Series Funds Inc for the years ended 12/31/03 and 12/31/02.

         ALL OTHER FEES. The aggregate fees billed for all other non-audit services rendered by the Accountant to Salomon Brothers Asset Management Inc. ("SBAM"), and any entity controlling, controlled by or under common control with SBAM that provided ongoing services to Salomon Brothers Series Funds Inc, requiring pre-approval by the
         Audit Committee for the period May 6, 2003 through December 31, 2003, which included the issuance of reports on internal control under SAS No. 70 relating to various Citigroup Asset Management ("CAM") entities, were $558,750; all of which were pre-approved by the Audit Committee.

    (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

         The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

         The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

         Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

         (2)

    (f)  N/A

    (g) Non-audit fees billed by the Accountant for services rendered to Salomon Brothers Series Funds Inc and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Salomon Brothers Series Funds Inc were $18.3 million and $6.4 million for the years ended 12/31/2003 and 12/31/2002.

    (h) Yes. The Salomon Brothers Series Funds Inc Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the Accountant to the Salomon Brothers Series Funds Inc or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
             Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a) Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Series Funds Inc


By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
     Salomon Brothers Series Funds Inc

Date: March 10, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Salomon Brothers Series Funds Inc

Date: March 10, 2004


By:   /s/ Andrew B. Shoup
      Andrew B. Shoup
      Chief Administrative Officer of
      Salomon Brothers Series Funds Inc

Date: March 10, 2004